Consolidated Statements of Shareholders' Equity In Millions, except Share data	Total USD ($)	Total INR	Common stock Equity shares USD ($)	Common stock Equity shares INR	Additional paid-in capital USD ($)	Additional paid-in capital INR	Retained earnings Restated (Note 3) USD ($)	Retained earnings Restated (Note 3) INR	Research and development Reserve USD ($)	Research and development Reserve INR
Beginning balance at Mar. 31, 2009 (Previously Reported)		88,791		6,300		6,649		75,534		308
Restatement adjustments (Refer-Note 3) at Mar. 31, 2009		(2,571)						(2,571)
Beginning balance at Mar. 31, 2009		86,220		6,300		6,649		72,963		308
Beginning balance, shares at Mar. 31, 2009 (Previously Reported)				630,000,000
Beginning balance, shares at Mar. 31, 2009				630,000,000
Net loss		(25,553)						(25,553)
Ending balance at Mar. 31, 2010		60,667		6,300		6,649		47,410		308
Ending balance, shares at Mar. 31, 2010				630,000,000
Net loss		(32,895)						(32,895)
Ending balance at Mar. 31, 2011		27,772		6,300		6,649		14,515		308
Ending balance, shares at Mar. 31, 2011		630,000,000		630,000,000
Net loss	(819)	(41,670)						(41,670)
Ending balance at Mar. 31, 2012	$ (273)	(13,898)	$ 124	6,300	$ 131	6,649	$ (534)	(27,155)	$ 6	308
Ending balance, shares at Mar. 31, 2012	630,000,000		630,000,000